SHARE-BASED COMPENSATION (Details Narrative) ¥ in Thousands															12 Months Ended
	Jul. 01, 2024 shares	Jul. 01, 2023 shares	Jun. 30, 2023 shares	Feb. 01, 2023 shares	Aug. 01, 2022 shares	Jan. 01, 2022 shares	Feb. 01, 2021 shares	Jan. 01, 2021 shares	Jul. 01, 2020 shares	Jan. 01, 2020 shares	May 03, 2019 shares	Jan. 31, 2019 shares	Nov. 28, 2018 shares	Dec. 19, 2017 shares	Dec. 31, 2024 CNY (¥) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2019 shares	Mar. 31, 2019 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period
Restricted stock units grants in period																4,000,000		7,900,000
Stock option, fair value of the underlying stock | $ / shares															$ 0.004		$ 0.007
Unrecognized compensation expense | ¥																	$ 1	¥ 1
Weighted average period recognized																0 years		29 days
Vested																3,837,500		1,587,950
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense | ¥																		¥ 5,628	¥ 1,828
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense | ¥																¥ 2,430		¥ 4,743	¥ 28,322
Weighted average period recognized																1 year 7 months 24 days		1 year 2 months 1 day
Unrecognized compensation expense | ¥															$ 553	¥ 553	$ 3,489	¥ 3,489
Directors And Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period			12,021,500									4,968,000	5,540,000	73,225,200
Restricted stock units grants in period												14,925,000	19,800,000	5,000,000
Directors And Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period									13,890,000
Independent Directors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period											720,000
Nonemployee [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options grants in period																				10,409,050
Nonemployee [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period																				3,332,040
External Consultants [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period										356,210
Employees [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units grants in period	4,000,000	7,500,000		400,000	1,160,000	8,690,000	26,818,000	29,170,000		49,964,000
2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized																					227,401,861
Shares reserved for issuance																					227,401,861